SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY’S LEVEL 3 FINANCIAL LIABILITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Liabilities And Fair Value Measurements
Beginning balance			$ 44,024,242	$ 25,475,514	$ 25,475,514	$ 20,236,870
Derivative liability due to authorized shares shortfall			(29,759,766)		171,343,164	170,319,590
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions					33,448,287	573,230
Transfers out due to conversions of convertible notes and accrued interest into common shares					(118,778)	(278,545)
Transfers out due to exchanges of convertible notes, accrued interest and warrants into Series Y preferred shares					(4,834,911)	(165,826,982)
Transfers out due to cash payments made pursuant to settlement agreements					(180,988,150)
Mark to market			(14,264,476)		(300,885)	451,351
Ending balance					44,024,242	25,475,514
Gain on change in derivative liabilities			$ 14,264,476	$ 300,885	$ 300,885	$ (451,351)